Business Segment and Significant Customer Information - Schedule of Property,Plant and Equipment,Net by Country (Detail) - USD ($) $ in Thousands		Jun. 30, 2016	Feb. 11, 2016	Feb. 10, 2016	Dec. 31, 2015		Dec. 31, 2014
Revenues From External Customers And Long Lived Assets [Line Items]
Total property and equipment		$ 868,038	$ 891,135
Predecessor
Revenues From External Customers And Long Lived Assets [Line Items]
Total property and equipment				$ 2,937,575	$ 2,948,387		$ 3,032,568
Congo
Revenues From External Customers And Long Lived Assets [Line Items]
Total property and equipment		288,020
Congo | Predecessor
Revenues From External Customers And Long Lived Assets [Line Items]
Total property and equipment					582,590		607,180
Malaysia
Revenues From External Customers And Long Lived Assets [Line Items]
Total property and equipment		286,717
South Africa
Revenues From External Customers And Long Lived Assets [Line Items]
Total property and equipment		204,910
South Africa | Predecessor
Revenues From External Customers And Long Lived Assets [Line Items]
Total property and equipment					851,099
India | Predecessor
Revenues From External Customers And Long Lived Assets [Line Items]
Total property and equipment					718,966		746,398
Other countries
Revenues From External Customers And Long Lived Assets [Line Items]
Total property and equipment	[1]	$ 88,391
Other countries | Predecessor
Revenues From External Customers And Long Lived Assets [Line Items]
Total property and equipment	[2]				$ 795,732	[1]	961,665
U.S. | Predecessor
Revenues From External Customers And Long Lived Assets [Line Items]
Total property and equipment							$ 717,325

[1]	Other countries represent countries in which we operate that individually had property and equipment, net representing less than 10% of total property and equipment, net.
[2]	Other countries represent countries in which we operate that individually had property equipment, net representing less than 10 percent of total property and equipment.